JPMorgan BetaBuilders International Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 8.5%
Alumina Ltd.	453,273	492,361
Ampol Ltd.	45,614	1,080,665
APA Group	225,831	1,851,668
Aristocrat Leisure Ltd.	128,161	3,197,368
ASX Ltd.	37,051	2,302,897
Aurizon Holdings Ltd.	352,313	997,150
Australia & New Zealand Banking Group Ltd.	570,446	9,219,129
Bendigo & Adelaide Bank Ltd.	108,366	786,372
BHP Group Ltd.	968,930	26,515,115
BlueScope Steel Ltd.	92,137	1,082,276
Brambles Ltd.	274,780	2,211,622
Challenger Ltd.	110,821	547,429
Cochlear Ltd.	12,587	1,897,200
Coles Group Ltd.	255,744	3,368,235
Commonwealth Bank of Australia	326,599	23,194,205
Computershare Ltd.	109,773	1,939,358
CSL Ltd.	92,200	18,773,482
Dexus, REIT	205,858	1,383,368
Domino's Pizza Enterprises Ltd.	12,171	622,302
Endeavour Group Ltd.	243,379	1,355,971
Evolution Mining Ltd.	353,101	652,276
Fortescue Metals Group Ltd.	324,124	4,171,008
Glencore plc *	2,093,841	11,867,266
Goodman Group, REIT	325,393	4,762,146
GPT Group (The), REIT	366,641	1,179,557
Harvey Norman Holdings Ltd.	124,960	364,651
IDP Education Ltd.	40,342	811,676
IGO Ltd.	128,994	1,010,776
Incitec Pivot Ltd.	374,142	953,256
Insurance Australia Group Ltd.	471,815	1,484,596
LendLease Corp. Ltd.	131,855	955,242
Macquarie Group Ltd.	69,022	8,833,670
Medibank Pvt Ltd.	527,111	1,267,456
Mineral Resources Ltd.	31,862	1,214,072
Mirvac Group, REIT	754,697	1,143,355
National Australia Bank Ltd.	615,279	13,287,877
Newcrest Mining Ltd.	170,939	2,303,618
Northern Star Resources Ltd.	223,001	1,225,531
Orica Ltd.	78,592	931,491
Origin Energy Ltd.	337,091	1,415,230
Qantas Airways Ltd. *	178,235	574,336
QBE Insurance Group Ltd.	283,899	2,295,529
Ramsay Health Care Ltd.	35,485	1,753,022
REA Group Ltd.	9,863	870,156
Reece Ltd.	54,753	591,350
Rio Tinto Ltd.	71,049	4,922,597
Rio Tinto plc	203,062	12,258,757
Santos Ltd.	583,431	3,032,896

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Scentre Group, REIT	993,438	2,035,796
SEEK Ltd.	68,177	1,104,272
Seven Group Holdings Ltd.	30,138	373,405
Sonic Healthcare Ltd.	91,892	2,212,899
South32 Ltd.	888,919	2,422,852
Stockland, REIT	456,903	1,238,064
Suncorp Group Ltd.	241,658	1,908,442
Tabcorp Holdings Ltd.	428,763	299,096
Telstra Corp. Ltd.	777,279	2,124,312
TPG Telecom Ltd.	71,722	320,027
Transurban Group	587,737	6,007,664
Treasury Wine Estates Ltd.	138,164	1,190,979
Vicinity Centres, REIT	740,608	1,083,655
Washington H Soul Pattinson & Co. Ltd.	46,963	850,249
Wesfarmers Ltd.	217,019	7,110,740
Westpac Banking Corp.	670,117	10,147,681
WiseTech Global Ltd.	31,432	1,113,152
Woodside Petroleum Ltd.	360,669	8,144,081
Woolworths Group Ltd.	232,336	6,112,548
Worley Ltd.	71,481	721,407
		245,472,887
Austria — 0.3%
ANDRITZ AG	13,847	647,899
BAWAG Group AG * (a)	13,311	614,566
Erste Group Bank AG	64,985	1,647,545
EVN AG	7,285	171,819
Mondi plc	92,931	1,763,573
OMV AG	27,564	1,173,950
Raiffeisen Bank International AG	26,014	315,154
Strabag SE	2,785	115,137
Telekom Austria AG *	27,302	168,819
Verbund AG	13,035	1,433,401
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,909	158,619
voestalpine AG	21,355	480,843
		8,691,325
Belgium — 0.9%
Ackermans & van Haaren NV	4,323	635,488
Ageas SA	34,732	1,515,889
Anheuser-Busch InBev SA	166,245	8,905,385
Azelis Group NV	4,924	107,496
D'ieteren Group	4,530	743,492
Elia Group SA/NV	6,886	1,045,376
Etablissements Franz Colruyt NV	11,200	309,411
Groupe Bruxelles Lambert SA	19,323	1,710,378
KBC Group NV	64,630	3,385,126
Proximus SADP	29,988	415,544
Sofina SA	3,040	711,936

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Belgium — continued
Solvay SA	13,982	1,228,081
Telenet Group Holding NV	9,054	144,803
UCB SA	24,197	1,890,724
Umicore SA	38,198	1,383,623
Warehouses De Pauw CVA, REIT	27,106	921,447
		25,054,199
Brazil — 0.0% ^
Yara International ASA	30,229	1,288,281
Chile — 0.0% ^
Antofagasta plc	66,043	939,705
China — 0.8%
Budweiser Brewing Co. APAC Ltd. (a)	329,200	911,534
ESR Group Ltd. * (a)	505,800	1,315,295
Prosus NV *	166,697	10,874,480
Wharf Holdings Ltd. (The)	264,000	965,421
Wilmar International Ltd.	602,200	1,754,755
Wuxi Biologics Cayman, Inc. * (a)	620,500	5,939,499
		21,760,984
Denmark — 2.6%
AP Moller - Maersk A/S, Class A	581	1,556,485
AP Moller - Maersk A/S, Class B	1,127	3,077,088
Carlsberg A/S, Class B	18,631	2,409,770
Chr Hansen Holding A/S	19,688	1,288,636
Coloplast A/S, Class B	22,737	2,661,114
Danske Bank A/S	130,367	1,823,092
Demant A/S * (b)	18,523	705,648
DSV A/S	39,861	6,716,618
Genmab A/S *	12,579	4,475,861
Novo Nordisk A/S, Class B	310,180	36,127,861
Novozymes A/S, Class B	40,012	2,555,979
Orsted A/S (a)	36,203	4,214,632
Pandora A/S	18,281	1,358,128
Tryg A/S	68,917	1,571,401
Vestas Wind Systems A/S	193,286	5,080,280
		75,622,593
Finland — 1.3%
Elisa OYJ	28,825	1,594,170
Fortum OYJ	83,307	935,063
Huhtamaki OYJ	18,483	720,441
Kesko OYJ, Class A	18,121	410,560
Kesko OYJ, Class B	52,281	1,293,075
Kone OYJ, Class B	77,196	3,527,970
Metso Outotec OYJ	134,861	1,114,856
Neste OYJ	82,444	4,239,381
Nokia OYJ	1,035,746	5,394,771
Nordea Bank Abp	638,270	6,293,326

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — continued
Orion OYJ, Class A	5,876	280,160
Orion OYJ, Class B (b)	20,472	977,283
Sampo OYJ, Class A	93,531	4,040,796
Stora Enso OYJ, Class A (b)	9,741	157,799
Stora Enso OYJ, Class R	117,213	1,812,780
UPM-Kymmene OYJ	102,156	3,237,301
Wartsila OYJ Abp	92,869	815,997
		36,845,729
France — 9.7%
Adevinta ASA *	78,839	599,520
Aeroports de Paris *	4,963	685,747
Air Liquide SA	100,075	13,758,552
Airbus SE	117,659	12,686,195
Alstom SA (b)	56,459	1,341,788
Amundi SA (a)	11,660	633,078
Arkema SA	12,228	1,158,427
AXA SA	380,083	8,758,076
BioMerieux	9,060	980,631
BNP Paribas SA	217,352	10,269,301
Bollore SE	175,080	883,955
Bouygues SA	41,726	1,261,367
Bureau Veritas SA (b)	55,409	1,528,215
Capgemini SE	30,682	5,852,192
Carrefour SA	115,553	1,969,261
Cie de Saint-Gobain	100,300	4,676,974
Cie Generale des Etablissements Michelin SCA	136,685	3,825,071
Covivio, REIT	9,133	577,604
Credit Agricole SA	260,624	2,401,348
Danone SA	129,107	7,118,855
Dassault Aviation SA	4,503	644,031
Dassault Systemes SE	132,678	5,690,787
Edenred	47,769	2,452,008
Eiffage SA	15,382	1,443,433
Electricite de France SA	107,290	1,302,957
Engie SA	340,259	4,209,804
EssilorLuxottica SA	57,579	9,027,378
Gecina SA, REIT	10,408	1,067,139
Getlink SE	83,165	1,664,492
Hermes International	6,669	9,149,503
Ipsen SA	7,696	778,506
Kering SA	14,077	8,058,963
Legrand SA	51,190	4,190,859
L'Oreal SA	45,161	17,073,452
LVMH Moet Hennessy Louis Vuitton SE	51,204	35,553,744
Orange SA	361,483	3,693,794
Pernod Ricard SA	38,599	7,582,562
Publicis Groupe SA	45,116	2,400,866

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Safran SA	67,049	7,369,730
Sanofi	220,368	21,898,751
Sartorius Stedim Biotech	4,590	1,836,182
Societe Generale SA	149,009	3,338,756
Sodexo SA	15,802	1,283,970
Teleperformance	11,246	3,760,677
Thales SA	20,422	2,539,674
TotalEnergies SE	469,532	23,982,464
Unibail-Rodamco-Westfield, REIT *	22,313	1,267,039
Veolia Environnement SA (b)	126,042	3,152,419
Vinci SA	98,723	9,463,466
Vivendi SE	154,887	1,470,395
Worldline SA * (a)	47,842	2,111,658
		280,425,616
Germany — 6.9%
adidas AG	34,189	5,914,410
Allianz SE (Registered)	78,182	14,198,340
Aroundtown SA	185,338	594,386
BASF SE	175,795	7,834,343
Bayer AG (Registered)	188,034	10,968,071
Bayerische Motoren Werke AG	61,069	4,990,157
Bayerische Motoren Werke AG (Preference)	11,369	863,193
Beiersdorf AG	18,814	1,940,190
Brenntag SE	29,575	2,077,500
Carl Zeiss Meditec AG	7,018	1,024,206
Commerzbank AG *	189,366	1,297,372
Continental AG	20,671	1,472,628
Covestro AG (a)	36,978	1,247,098
Daimler AG	159,719	9,419,271
Daimler Truck Holding AG *	94,510	2,582,483
Deutsche Bank AG (Registered)	395,576	3,460,086
Deutsche Boerse AG	36,366	6,348,244
Deutsche Lufthansa AG (Registered) * (b)	115,148	708,835
Deutsche Post AG (Registered)	189,725	7,577,593
Deutsche Telekom AG (Registered)	648,994	12,330,231
Deutsche Wohnen SE	9,155	226,369
E.ON SE	429,718	3,862,782
Evonik Industries AG	36,572	780,070
Fresenius Medical Care AG & Co. KGaA	38,137	1,413,873
Fresenius SE & Co. KGaA	79,105	2,024,216
GEA Group AG	31,437	1,173,468
Hannover Rueck SE	11,545	1,637,625
HeidelbergCement AG	27,349	1,393,078
Henkel AG & Co. KGaA	18,896	1,191,484
Henkel AG & Co. KGaA (Preference)	34,098	2,178,295
Infineon Technologies AG	249,953	6,854,836
KION Group AG	13,822	630,458

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Merck KGaA	24,737	4,711,429
MTU Aero Engines AG	10,226	1,976,824
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	26,813	6,078,675
Porsche Automobil Holding SE (Preference)	29,311	2,121,582
Puma SE	19,625	1,325,155
RWE AG	129,431	5,324,531
SAP SE	209,269	19,519,092
Sartorius AG (Preference)	4,727	2,114,385
Siemens AG (Registered)	152,923	17,057,656
Siemens Energy AG	76,495	1,271,155
Siemens Healthineers AG (a)	53,970	2,765,620
Symrise AG	25,411	2,965,099
Talanx AG	10,241	373,855
Telefonica Deutschland Holding AG	177,835	472,798
TUI AG * (b)	251,111	405,755
Uniper SE (b)	17,641	117,866
Volkswagen AG (Preference)	35,129	4,966,886
Vonovia SE	148,642	4,952,725
Zalando SE * (a) (b)	37,132	1,045,382
		199,781,661
Hong Kong — 2.4%
AIA Group Ltd.	2,306,200	23,169,586
CK Asset Holdings Ltd.	378,500	2,679,678
CK Infrastructure Holdings Ltd.	112,000	702,327
CLP Holdings Ltd.	318,000	2,696,504
DFI Retail Group Holdings Ltd.	58,400	163,772
Hang Lung Properties Ltd.	353,000	644,047
Hang Seng Bank Ltd.	139,300	2,246,997
Henderson Land Development Co. Ltd.	252,000	877,249
HK Electric Investments & HK Electric Investments Ltd. (a)	443,500	401,132
HKT Trust & HKT Ltd.	695,000	973,775
Hong Kong & China Gas Co. Ltd.	2,070,100	2,186,300
Hong Kong Exchanges & Clearing Ltd.	228,300	10,476,791
Jardine Matheson Holdings Ltd.	48,700	2,572,132
Link, REIT	404,000	3,383,229
MTR Corp. Ltd.	296,000	1,567,470
New World Development Co. Ltd.	270,000	902,853
Power Assets Holdings Ltd.	262,500	1,718,784
Sino Land Co. Ltd.	620,000	921,219
Sun Hung Kai Properties Ltd.	294,000	3,509,518
Swire Pacific Ltd., Class B	172,500	162,428
Swire Pacific Ltd., Class A	97,500	555,274
Swire Properties Ltd.	200,800	478,452
Techtronic Industries Co. Ltd.	328,500	3,645,243
WH Group Ltd. (a)	1,496,424	1,133,298
Wharf Real Estate Investment Co. Ltd.	296,000	1,317,557
		69,085,615

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.5%
CRH plc	147,027	5,642,038
Flutter Entertainment plc *	29,275	2,939,194
Kerry Group plc, Class A	29,459	3,109,432
Kingspan Group plc	29,557	1,913,170
Smurfit Kappa Group plc	49,803	1,805,230
		15,409,064
Israel — 0.5%
Azrieli Group Ltd.	7,019	562,622
Bank Hapoalim BM	227,656	2,121,756
Bank Leumi Le-Israel BM	278,088	2,704,020
Bezeq The Israeli Telecommunication Corp. Ltd.	393,838	674,308
Elbit Systems Ltd.	4,744	1,094,599
ICL Group Ltd.	133,033	1,212,253
Israel Discount Bank Ltd., Class A	236,767	1,346,224
Mizrahi Tefahot Bank Ltd.	28,484	1,058,923
Nice Ltd. *	12,152	2,594,420
Teva Pharmaceutical Industries Ltd. *	213,205	2,029,685
		15,398,810
Italy — 1.9%
A2A SpA	302,690	390,137
Amplifon SpA	17,784	588,084
Assicurazioni Generali SpA	233,823	3,495,573
Atlantia SpA	96,410	2,228,099
Banca Mediolanum SpA	41,196	272,817
Banco BPM SpA	290,009	751,145
Buzzi Unicem SpA	18,212	332,972
Coca-Cola HBC AG	37,828	931,008
Davide Campari-Milano NV	102,267	1,135,355
DiaSorin SpA	3,778	525,303
Enel SpA	1,478,882	7,455,441
Eni SpA	483,076	5,806,859
Ferrari NV	24,495	5,201,817
FinecoBank Banca Fineco SpA	116,774	1,451,264
Hera SpA	153,952	442,347
Infrastrutture Wireless Italiane SpA (a)	68,522	720,056
Intesa Sanpaolo SpA	3,272,701	5,811,697
Leonardo SpA	77,961	730,230
Mediobanca Banca di Credito Finanziario SpA	134,061	1,149,803
Moncler SpA	40,339	2,022,151
Nexi SpA * (a)	147,950	1,343,689
Pirelli & C SpA (a)	84,851	367,373
Poste Italiane SpA (a)	87,499	735,020
Prysmian SpA	51,319	1,631,786
Recordati Industria Chimica e Farmaceutica SpA	19,212	852,039
Snam SpA	392,389	1,968,827
Telecom Italia SpA *	1,955,034	433,743
Telecom Italia SpA *	1,162,484	243,330

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Terna - Rete Elettrica Nazionale	269,294	2,061,664
UniCredit SpA	418,097	4,134,850
UnipolSai Assicurazioni SpA	81,862	185,355
		55,399,834
Japan — 24.0%
ABC-Mart, Inc.	6,000	254,094
Acom Co. Ltd.	87,600	219,148
Advance Residence Investment Corp., REIT	266	732,935
Advantest Corp.	37,900	2,254,179
Aeon Co. Ltd.	167,200	3,371,910
AGC, Inc.	43,000	1,567,490
Air Water, Inc.	43,500	585,636
Aisin Corp.	34,800	1,033,512
Ajinomoto Co., Inc.	102,200	2,689,493
Alfresa Holdings Corp.	40,100	535,171
ANA Holdings, Inc. *	30,800	574,995
Asahi Group Holdings Ltd.	96,700	3,361,905
Asahi Intecc Co. Ltd.	46,000	851,001
Asahi Kasei Corp.	266,600	2,138,774
Asics Corp.	36,300	691,642
Astellas Pharma, Inc.	351,300	5,501,848
Bandai Namco Holdings, Inc.	42,000	3,281,143
Bank of Kyoto Ltd. (The)	14,600	621,164
Bridgestone Corp.	116,100	4,528,582
Brother Industries Ltd.	50,500	945,938
Canon, Inc.	199,300	4,715,005
Capcom Co. Ltd.	31,000	861,723
Central Japan Railway Co.	39,100	4,578,488
Chiba Bank Ltd. (The)	142,200	788,763
Chubu Electric Power Co., Inc.	138,100	1,473,170
Chugai Pharmaceutical Co. Ltd.	121,900	3,424,513
Concordia Financial Group Ltd.	231,600	787,903
Cosmos Pharmaceutical Corp.	4,100	440,801
CyberAgent, Inc.	78,700	785,301
Dai Nippon Printing Co. Ltd.	53,000	1,169,569
Daifuku Co. Ltd.	24,400	1,555,903
Dai-ichi Life Holdings, Inc.	197,600	3,437,230
Daiichi Sankyo Co. Ltd.	350,300	9,288,105
Daikin Industries Ltd.	56,200	9,856,262
Daito Trust Construction Co. Ltd.	13,100	1,241,914
Daiwa House Industry Co. Ltd.	127,100	3,140,396
Daiwa House REIT Investment Corp., REIT	400	962,718
Daiwa Securities Group, Inc.	285,600	1,318,394
Denso Corp.	99,100	5,420,282
Dentsu Group, Inc.	47,800	1,669,729
Disco Corp.	5,700	1,392,679
East Japan Railway Co.	71,900	3,753,681

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Eisai Co. Ltd.	56,800	2,601,149
ENEOS Holdings, Inc.	618,000	2,390,675
FANUC Corp.	36,500	6,294,812
Fast Retailing Co. Ltd.	12,600	7,630,445
Fuji Electric Co. Ltd.	28,600	1,291,745
FUJIFILM Holdings Corp.	77,200	4,409,821
Fujitsu Ltd.	35,100	4,705,589
Fukuoka Financial Group, Inc.	36,600	648,725
GLP J-REIT, REIT	860	1,131,033
GMO Payment Gateway, Inc.	8,500	706,375
Hakuhodo DY Holdings, Inc.	58,500	601,711
Hamamatsu Photonics KK	28,100	1,276,889
Hankyu Hanshin Holdings, Inc.	46,600	1,351,715
Haseko Corp.	42,800	521,065
Hikari Tsushin, Inc.	3,800	418,715
Hino Motors Ltd.	55,300	287,406
Hirose Electric Co. Ltd.	6,200	890,726
Hitachi Construction Machinery Co. Ltd.	20,000	441,238
Hitachi Ltd.	185,000	9,366,190
Hitachi Metals Ltd. *	38,600	593,547
Honda Motor Co. Ltd.	329,100	8,433,912
Hoshizaki Corp.	23,200	692,103
Hoya Corp.	69,600	6,973,338
Hulic Co. Ltd.	113,300	908,676
Ibiden Co. Ltd.	25,700	758,447
Idemitsu Kosan Co. Ltd.	47,700	1,240,429
Iida Group Holdings Co. Ltd.	34,300	561,574
Inpex Corp.	196,700	2,254,533
Isuzu Motors Ltd.	119,000	1,305,264
ITOCHU Corp.	285,300	8,304,988
Itochu Techno-Solutions Corp.	18,700	501,155
Japan Airlines Co. Ltd. *	27,800	481,585
Japan Airport Terminal Co. Ltd. *	18,100	709,493
Japan Exchange Group, Inc.	100,700	1,601,205
Japan Metropolitan Fund Invest, REIT	1,342	1,093,584
Japan Post Holdings Co. Ltd.	230,800	1,661,723
Japan Post Insurance Co. Ltd.	37,900	612,762
Japan Prime Realty Investment Corp., REIT	193	589,362
Japan Real Estate Investment Corp., REIT	266	1,284,504
Japan Tobacco, Inc.	210,300	3,776,066
JFE Holdings, Inc.	110,700	1,248,126
JSR Corp.	40,700	1,127,307
Kajima Corp.	94,800	1,082,209
Kakaku.com, Inc.	25,100	491,625
Kansai Electric Power Co., Inc. (The)	157,700	1,598,878
Kansai Paint Co. Ltd.	50,300	723,321
Kao Corp.	90,800	3,949,294
Kawasaki Heavy Industries Ltd.	32,000	628,497

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
KDDI Corp.	317,600	10,183,000
Keio Corp.	23,500	899,818
Keisei Electric Railway Co. Ltd.	33,100	907,497
Keyence Corp.	36,500	14,466,489
Kikkoman Corp.	36,800	2,182,046
Kintetsu Group Holdings Co. Ltd.	36,200	1,196,300
Kirin Holdings Co. Ltd.	158,700	2,610,353
Kobayashi Pharmaceutical Co. Ltd.	11,300	752,805
Kobe Bussan Co. Ltd.	24,200	689,825
Koei Tecmo Holdings Co. Ltd.	11,600	404,960
Koito Manufacturing Co. Ltd.	24,700	811,931
Komatsu Ltd.	185,900	4,297,709
Konami Group Corp.	19,600	1,158,467
Kose Corp.	6,600	589,129
Kubota Corp.	217,700	3,614,549
Kurita Water Industries Ltd.	20,900	847,695
Kyocera Corp.	66,900	3,718,897
Kyowa Kirin Co. Ltd.	48,900	1,152,829
Kyushu Electric Power Co., Inc.	90,600	592,211
Kyushu Railway Co.	30,100	631,069
Lasertec Corp.	14,800	2,118,918
Lawson, Inc.	9,700	343,976
Lion Corp.	56,100	645,903
Lixil Corp.	56,100	1,161,003
M3, Inc.	82,100	2,860,358
Makita Corp.	53,800	1,314,789
Marubeni Corp.	332,300	3,091,145
Marui Group Co. Ltd.	39,600	722,862
MatsukiyoCocokara & Co.	24,800	936,342
Mazda Motor Corp.	114,900	968,559
McDonald's Holdings Co. Japan Ltd.	14,300	536,757
Medipal Holdings Corp.	39,900	601,987
MEIJI Holdings Co. Ltd.	27,100	1,414,892
MINEBEA MITSUMI, Inc.	78,000	1,403,074
MISUMI Group, Inc.	54,800	1,363,332
Mitsubishi Chemical Group Corp.	270,700	1,522,289
Mitsubishi Corp.	284,600	8,458,107
Mitsubishi Electric Corp.	410,900	4,336,732
Mitsubishi Estate Co. Ltd.	266,200	3,953,500
Mitsubishi Gas Chemical Co., Inc.	39,400	572,704
Mitsubishi HC Capital, Inc.	151,900	736,093
Mitsubishi Heavy Industries Ltd.	64,400	2,391,331
Mitsubishi Motors Corp. *	133,100	463,760
Mitsubishi UFJ Financial Group, Inc.	2,415,100	13,607,862
Mitsui & Co. Ltd.	314,500	6,938,587
Mitsui Chemicals, Inc.	38,800	817,292
Mitsui Fudosan Co. Ltd.	183,300	4,096,651
Mitsui OSK Lines Ltd.	68,900	1,889,301

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Mizuho Financial Group, Inc.	486,300	5,799,796
MonotaRO Co. Ltd.	47,200	842,773
MS&AD Insurance Group Holdings, Inc.	89,700	2,909,093
Murata Manufacturing Co. Ltd.	122,700	7,166,994
Nagoya Railroad Co. Ltd.	37,400	602,890
NEC Corp.	52,400	1,934,318
Nexon Co. Ltd.	89,500	2,031,839
NGK Insulators Ltd.	51,700	756,176
NGK Spark Plug Co. Ltd.	33,000	646,221
NH Foods Ltd.	20,000	605,934
Nidec Corp.	105,400	7,324,674
Nihon M&A Center Holdings, Inc.	57,400	768,129
Nikon Corp.	66,500	765,850
Nintendo Co. Ltd.	22,600	10,106,119
Nippon Building Fund, Inc., REIT	324	1,718,739
NIPPON EXPRESS HOLDINGS, Inc.	15,700	938,160
Nippon Paint Holdings Co. Ltd.	276,300	2,112,085
Nippon Prologis REIT, Inc., REIT	513	1,334,060
Nippon Sanso Holdings Corp.	40,200	677,880
Nippon Shinyaku Co. Ltd.	11,700	724,132
Nippon Steel Corp.	181,600	2,702,251
Nippon Telegraph & Telephone Corp.	228,900	6,538,603
Nippon Yusen KK	32,400	2,545,063
Nissan Chemical Corp.	27,200	1,390,821
Nissan Motor Co. Ltd.	460,600	1,751,599
Nisshin Seifun Group, Inc.	50,800	625,320
Nissin Foods Holdings Co. Ltd.	15,700	1,137,090
Nitori Holdings Co. Ltd.	17,100	1,809,156
Nitto Denko Corp.	28,700	1,848,145
Nomura Holdings, Inc.	587,800	2,242,758
Nomura Real Estate Holdings, Inc.	22,700	550,688
Nomura Real Estate Master Fund, Inc., REIT	901	1,128,764
Nomura Research Institute Ltd.	83,100	2,496,682
NSK Ltd.	93,700	524,729
NTT Data Corp.	123,200	1,864,633
Obayashi Corp.	138,400	1,017,855
Obic Co. Ltd.	12,700	2,030,345
Odakyu Electric Railway Co. Ltd.	66,000	946,599
Oji Holdings Corp.	194,600	811,318
Olympus Corp.	248,100	5,309,879
Omron Corp.	39,100	2,186,786
Ono Pharmaceutical Co. Ltd.	92,900	2,612,248
Open House Group Co. Ltd.	14,200	619,479
Oracle Corp., Japan	6,400	399,157
Oriental Land Co. Ltd.	43,300	6,574,189
ORIX Corp.	228,900	4,079,416
Orix JREIT, Inc., REIT	534	766,112
Osaka Gas Co. Ltd.	80,000	1,438,248

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Otsuka Corp.	22,900	714,152
Otsuka Holdings Co. Ltd.	107,100	3,825,930
Pan Pacific International Holdings Corp.	101,500	1,580,404
Panasonic Holdings Corp.	445,900	3,681,413
Persol Holdings Co. Ltd.	36,200	749,405
Rakuten Group, Inc.	175,400	869,553
Recruit Holdings Co. Ltd.	324,500	12,127,557
Renesas Electronics Corp. *	268,300	2,555,517
Resona Holdings, Inc.	459,800	1,786,897
Ricoh Co. Ltd.	121,800	979,646
Rinnai Corp.	7,300	555,008
Rohm Co. Ltd.	17,200	1,276,423
Santen Pharmaceutical Co. Ltd.	77,700	629,382
SBI Holdings, Inc.	47,300	959,596
SCSK Corp.	29,600	521,264
Secom Co. Ltd.	40,700	2,718,357
Sega Sammy Holdings, Inc.	33,500	575,307
Seibu Holdings, Inc.	52,100	526,654
Seiko Epson Corp.	59,600	895,351
Sekisui Chemical Co. Ltd.	84,900	1,194,497
Sekisui House Ltd.	124,200	2,199,755
Seven & i Holdings Co. Ltd.	152,500	6,215,932
SG Holdings Co. Ltd.	96,500	1,841,657
Sharp Corp.	40,700	327,595
Shimadzu Corp.	52,900	1,882,127
Shimano, Inc.	15,800	2,639,331
Shimizu Corp.	134,900	764,700
Shin-Etsu Chemical Co. Ltd.	76,200	9,760,784
Shinsei Bank Ltd.	24,300	367,569
Shionogi & Co. Ltd.	54,400	2,790,256
Shiseido Co. Ltd.	76,900	3,163,147
Shizuoka Bank Ltd. (The)	114,000	689,861
Showa Denko KK	35,500	595,354
SMC Corp.	11,900	5,864,756
SoftBank Corp.	531,200	6,141,870
SoftBank Group Corp.	240,500	10,102,635
Sojitz Corp.	40,780	619,717
Sompo Holdings, Inc.	66,300	2,959,050
Sony Group Corp.	241,100	20,452,019
Square Enix Holdings Co. Ltd.	17,500	811,996
Stanley Electric Co. Ltd.	29,000	509,598
Subaru Corp.	117,700	2,048,087
SUMCO Corp.	61,500	860,553
Sumitomo Chemical Co. Ltd.	317,000	1,245,789
Sumitomo Corp.	239,300	3,364,548
Sumitomo Electric Industries Ltd.	151,700	1,691,272
Sumitomo Metal Mining Co. Ltd.	52,500	1,650,800
Sumitomo Mitsui Financial Group, Inc.	263,000	8,250,863

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sumitomo Mitsui Trust Holdings, Inc.	71,400	2,345,437
Sumitomo Pharma Co. Ltd.	36,300	284,282
Sumitomo Realty & Development Co. Ltd.	91,000	2,512,790
Suntory Beverage & Food Ltd.	24,400	962,762
Suzuki Motor Corp.	93,800	3,074,704
Sysmex Corp.	32,400	2,268,383
T&D Holdings, Inc.	113,400	1,283,466
Taisei Corp.	38,100	1,215,650
Taisho Pharmaceutical Holdings Co. Ltd.	11,000	437,997
Takeda Pharmaceutical Co. Ltd.	302,400	8,872,479
TDK Corp.	75,000	2,362,099
Terumo Corp.	145,400	4,964,479
TIS, Inc.	41,400	1,173,861
Tobu Railway Co. Ltd.	39,800	945,046
Toho Co. Ltd.	26,800	1,064,248
Tokio Marine Holdings, Inc.	129,700	7,592,630
Tokyo Century Corp.	9,200	325,359
Tokyo Electric Power Co. Holdings, Inc. *	153,500	604,079
Tokyo Electron Ltd.	30,100	10,360,226
Tokyo Gas Co. Ltd.	78,800	1,547,705
Tokyu Corp.	109,500	1,342,644
Tokyu Fudosan Holdings Corp.	115,700	626,973
TOPPAN, Inc.	66,600	1,133,230
Toray Industries, Inc.	312,500	1,711,669
Toshiba Corp.	83,100	3,371,162
Tosoh Corp.	62,100	809,486
TOTO Ltd.	30,400	1,035,481
Toyo Suisan Kaisha Ltd.	20,000	849,758
Toyota Boshoku Corp.	19,600	289,833
Toyota Industries Corp.	38,900	2,368,601
Toyota Motor Corp.	2,467,100	40,043,594
Toyota Tsusho Corp.	45,800	1,563,129
Trend Micro, Inc.	27,000	1,569,084
Unicharm Corp.	85,600	3,100,624
United Urban Investment Corp., REIT	596	649,703
USS Co. Ltd.	42,200	828,071
Welcia Holdings Co. Ltd.	19,900	444,465
West Japan Railway Co.	47,100	1,730,017
Yakult Honsha Co. Ltd.	30,700	1,869,615
Yamaha Corp.	30,800	1,313,745
Yamaha Motor Co. Ltd.	60,300	1,164,823
Yamato Holdings Co. Ltd.	65,900	1,153,184
Yaskawa Electric Corp.	51,300	1,796,727
Yokogawa Electric Corp.	46,200	819,278
Z Holdings Corp.	494,300	1,746,974
ZOZO, Inc.	21,600	466,596
		695,176,182

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	34,456	728,297
Luxembourg — 0.2%
ArcelorMittal SA	116,673	2,878,783
Eurofins Scientific SE	24,657	1,922,221
RTL Group SA	7,158	281,176
		5,082,180
Macau — 0.1%
Galaxy Entertainment Group Ltd.	381,000	2,266,597
Sands China Ltd. *	467,600	1,096,774
		3,363,371
Mexico — 0.0% ^
Fresnillo plc	35,529	319,377
Netherlands — 5.3%
Adyen NV * (a)	5,922	10,652,337
Aegon NV	270,107	1,186,366
Akzo Nobel NV	34,756	2,339,098
Argenx SE *	9,718	3,550,000
Argenx SE *	542	201,084
ASM International NV	7,357	2,259,864
ASML Holding NV (b)	77,795	44,713,329
EXOR NV	21,675	1,524,457
HAL Trust	16,957	2,239,359
Heineken Holding NV	19,292	1,524,430
Heineken NV	45,198	4,455,929
ING Groep NV	747,786	7,263,870
JDE Peet's NV	16,447	477,003
Koninklijke Ahold Delhaize NV	200,153	5,511,960
Koninklijke DSM NV	33,454	5,357,631
Koninklijke KPN NV (b)	663,865	2,190,086
Koninklijke Philips NV	169,174	3,501,268
NN Group NV	59,335	2,784,144
Randstad NV	23,940	1,210,000
Shell plc	1,464,215	39,059,882
Universal Music Group NV	253,371	5,735,438
Wolters Kluwer NV	50,249	5,457,158
		153,194,693
New Zealand — 0.2%
Auckland International Airport Ltd. *	231,132	1,085,326
Contact Energy Ltd.	149,683	722,093
Fisher & Paykel Healthcare Corp. Ltd.	110,496	1,477,623
Fletcher Building Ltd.	150,324	489,086
Mercury NZ Ltd.	120,858	462,272
Meridian Energy Ltd.	232,235	728,810
Ryman Healthcare Ltd.	81,003	473,802
Spark New Zealand Ltd.	358,221	1,151,887
		6,590,899

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — 0.9%
Aker ASA, Class A (b)	4,585	356,076
Aker BP ASA	58,996	2,049,896
AutoStore Holdings Ltd. * (a) (b)	170,479	317,434
DNB Bank ASA	172,104	3,394,884
Equinor ASA	205,761	7,922,604
Gjensidige Forsikring ASA	36,601	765,537
Kongsberg Gruppen ASA	17,249	635,604
Leroy Seafood Group ASA	53,989	424,123
Mowi ASA	86,109	1,986,974
Norsk Hydro ASA	261,362	1,770,789
Orkla ASA	143,755	1,240,933
Salmar ASA	10,821	775,094
Schibsted ASA, Class A	14,701	276,312
Schibsted ASA, Class B	19,280	346,821
Storebrand ASA	90,332	759,787
Telenor ASA	123,209	1,496,269
TOMRA Systems ASA	44,765	1,047,932
Var Energi ASA	62,111	248,799
		25,815,868
Poland — 0.3%
Allegro.eu SA * (a)	76,869	418,084
Bank Polska Kasa Opieki SA	33,876	536,532
Cyfrowy Polsat SA	51,415	221,612
Dino Polska SA * (a)	9,263	724,272
ING Bank Slaski SA	6,281	235,401
KGHM Polska Miedz SA	26,199	656,749
LPP SA	204	437,061
PGE Polska Grupa Energetyczna SA *	155,054	346,658
Polski Koncern Naftowy ORLEN SA	73,138	1,194,705
Polskie Gornictwo Naftowe i Gazownictwo SA *	312,028	466,264
Powszechna Kasa Oszczednosci Bank Polski SA *	165,079	934,263
Powszechny Zaklad Ubezpieczen SA	109,786	719,188
Santander Bank Polska SA	6,508	330,463
		7,221,252
Portugal — 0.2%
EDP - Energias de Portugal SA	561,680	2,841,486
Galp Energia SGPS SA	87,082	919,202
Jeronimo Martins SGPS SA	52,995	1,226,673
		4,987,361
Russia — 0.0% ^
Evraz plc ‡	96,418	4,807
Singapore — 1.4%
Ascendas, REIT	642,700	1,383,386
CapitaLand Integrated Commercial Trust, REIT	980,237	1,548,501
Capitaland Investment Ltd.	471,300	1,341,004
CDL Hospitality Trusts, REIT	239	229

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
City Developments Ltd.	90,800	510,136
DBS Group Holdings Ltd.	344,500	7,860,921
Frasers Property Ltd.	162,100	123,212
Genting Singapore Ltd.	1,092,000	637,770
Great Eastern Holdings Ltd.	11,200	157,575
Jardine Cycle & Carriage Ltd.	19,400	393,764
Keppel Corp. Ltd.	270,000	1,348,970
Mapletree Commercial Trust, REIT	424,100	584,187
Olam Group Ltd.	176,400	207,759
Oversea-Chinese Banking Corp. Ltd.	765,700	6,489,079
SATS Ltd. *	130,400	375,923
Singapore Airlines Ltd. *	255,850	1,012,181
Singapore Exchange Ltd.	157,000	1,125,469
Singapore Technologies Engineering Ltd.	292,300	852,277
Singapore Telecommunications Ltd.	1,358,900	2,569,781
STMicroelectronics NV	125,480	4,748,609
United Overseas Bank Ltd.	294,700	5,879,660
UOL Group Ltd.	90,400	488,421
Venture Corp. Ltd.	52,000	662,492
		40,301,306
South Africa — 0.3%
Anglo American plc	256,014	9,253,596
South Korea — 0.1%
Delivery Hero SE * (a) (b)	36,525	1,762,199
Spain — 2.3%
Acciona SA	4,722	971,649
ACS Actividades de Construccion y Servicios SA	49,071	1,179,553
Aena SME SA * (a)	14,064	1,778,952
Amadeus IT Group SA *	86,222	5,027,625
Banco Bilbao Vizcaya Argentaria SA	1,276,234	5,783,478
Banco Santander SA	3,318,987	8,303,681
CaixaBank SA (b)	833,115	2,501,625
Cellnex Telecom SA (a)	109,216	4,885,138
Corp. ACCIONA Energias Renovables SA	10,815	473,983
EDP Renovaveis SA (b)	46,012	1,196,740
Enagas SA	47,641	940,370
Endesa SA	60,794	1,114,320
Ferrovial SA	95,478	2,556,723
Grifols SA *	56,273	821,115
Grifols SA (Preference), Class B *	50,420	454,263
Iberdrola SA	1,121,253	11,973,279
Industria de Diseno Textil SA	214,750	5,215,625
Mapfre SA	187,744	303,235
Naturgy Energy Group SA (b)	63,100	1,850,855
Red Electrica Corp. SA	82,853	1,628,923
Repsol SA	268,953	3,350,686

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Siemens Gamesa Renewable Energy SA *	43,024	791,610
Telefonica SA	1,025,478	4,577,422
		67,680,850
Sweden — 3.4%
Alfa Laval AB	57,003	1,704,493
Assa Abloy AB, Class B	189,817	4,484,621
Atlas Copco AB, Class A	494,827	5,784,215
Atlas Copco AB, Class B	298,755	3,103,375
Axfood AB	20,889	662,712
Beijer Ref AB	47,427	752,326
Boliden AB	52,351	1,749,511
Castellum AB (b)	52,939	848,720
Electrolux AB, Class B	48,816	704,114
Embracer Group AB * (b)	132,739	1,011,541
Epiroc AB, Class A	119,830	2,118,798
Epiroc AB, Class B	74,636	1,185,488
EQT AB	53,199	1,443,997
Essity AB, Class A	5,440	138,647
Essity AB, Class B	115,332	2,935,787
Evolution AB (a)	34,586	3,355,909
Fabege AB	52,412	538,000
Fastighets AB Balder, Class B *	121,922	778,847
Getinge AB, Class B	42,105	950,138
H & M Hennes & Mauritz AB, Class B (b)	142,582	1,824,272
Hexagon AB, Class B	397,385	4,679,027
Holmen AB, Class B	17,732	728,642
Husqvarna AB, Class A	4,733	38,517
Husqvarna AB, Class B	80,048	637,961
Industrivarden AB, Class A (b)	34,941	911,682
Industrivarden AB, Class C (b)	32,743	844,778
Indutrade AB	50,886	1,196,003
Intrum AB (b)	14,322	305,917
Investment AB Latour, Class B	25,950	645,671
Investor AB, Class A	109,768	2,256,861
Investor AB, Class B	348,714	6,507,604
Kinnevik AB, Class A *	1,621	29,389
Kinnevik AB, Class B *	46,394	835,643
L E Lundbergforetagen AB, Class B	12,318	584,606
Lifco AB, Class B	40,602	790,359
Nibe Industrier AB, Class B	269,586	2,715,838
Nordnet AB publ	31,335	420,908
Saab AB, Class B	15,700	567,926
Sagax AB, Class B	32,254	831,254
Sagax AB, Class D	21,166	61,282
Samhallsbyggnadsbolaget i Norden AB (b)	221,182	410,395
Samhallsbyggnadsbolaget i Norden AB, Class D (b)	28,570	54,808
Sandvik AB	208,880	3,848,863

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Securitas AB, Class B (b)	62,525	632,273
Skandinaviska Enskilda Banken AB, Class C (b)	2,717	33,581
Skandinaviska Enskilda Banken AB, Class A	307,350	3,329,655
Skanska AB, Class B	76,603	1,306,844
SKF AB, Class A (b)	2,789	54,341
SKF AB, Class B	72,838	1,225,823
SSAB AB, Class A	42,827	207,256
SSAB AB, Class B	121,990	559,713
Storskogen Group AB, Class B (b)	188,816	251,174
Svenska Cellulosa AB SCA, Class A	5,989	88,459
Svenska Cellulosa AB SCA, Class B	114,739	1,677,436
Svenska Handelsbanken AB, Class B (b)	7,115	73,928
Svenska Handelsbanken AB, Class A	294,056	2,644,126
Swedbank AB, Class A	177,660	2,460,620
Swedish Match AB	291,884	3,055,594
Tele2 AB, Class B	105,531	1,205,548
Telefonaktiebolaget LM Ericsson, Class A	11,805	96,939
Telefonaktiebolaget LM Ericsson, Class B	552,776	4,204,552
Telia Co. AB	477,482	1,763,985
Trelleborg AB, Class B	46,423	1,140,639
Vitrolife AB	13,987	456,329
Volvo AB, Class A	36,901	687,596
Volvo AB, Class B	304,034	5,458,638
Volvo Car AB, Class B * (b)	103,314	769,253
		99,363,747
Switzerland — 8.0%
ABB Ltd. (Registered)	341,887	10,393,237
Alcon, Inc.	95,646	7,527,734
Baloise Holding AG (Registered)	8,765	1,396,519
Barry Callebaut AG (Registered)	578	1,280,653
Chocoladefabriken Lindt & Spruengli AG	209	2,311,261
Chocoladefabriken Lindt & Spruengli AG (Registered)	20	2,306,442
Cie Financiere Richemont SA (Registered)	99,907	12,046,547
Credit Suisse Group AG (Registered)	481,981	2,803,476
EMS-Chemie Holding AG (Registered)	1,295	1,028,340
Geberit AG (Registered)	6,870	3,618,271
Givaudan SA (Registered)	1,518	5,306,257
Holcim AG *	99,023	4,643,055
Julius Baer Group Ltd.	42,337	2,189,248
Kuehne + Nagel International AG (Registered)	9,704	2,613,494
Lonza Group AG (Registered)	14,254	8,662,892
Mediclinic International plc *	78,196	462,683
Nestle SA (Registered)	538,785	66,015,870
Novartis AG (Registered)	460,071	39,533,747
Partners Group Holding AG	4,345	4,743,637
Schindler Holding AG	7,795	1,523,602
Schindler Holding AG (Registered)	3,835	728,216

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
SGS SA (Registered)	1,162	2,835,824
Sika AG (Registered)	29,424	7,270,301
Sonova Holding AG (Registered)	10,157	3,658,368
Straumann Holding AG (Registered)	21,936	2,966,855
Swatch Group AG (The)	5,538	1,474,309
Swatch Group AG (The) (Registered)	10,368	517,765
Swiss Life Holding AG (Registered)	6,037	3,198,018
Swisscom AG (Registered)	4,861	2,628,040
Temenos AG (Registered)	12,875	1,021,922
UBS Group AG (Registered)	708,640	11,579,407
Vifor Pharma AG	8,960	1,565,423
Zurich Insurance Group AG	28,798	12,571,144
		232,422,557
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	300	—
United Kingdom — 12.5%
3i Group plc	186,269	2,894,202
abrdn plc	417,386	846,218
Admiral Group plc	52,229	1,220,675
Ashtead Group plc	85,993	4,840,523
Associated British Foods plc	68,184	1,392,684
AstraZeneca plc	296,554	39,009,096
Auto Trader Group plc (a)	185,464	1,429,838
AVEVA Group plc	23,814	688,951
Aviva plc	546,975	2,648,906
B&M European Value Retail SA	162,892	843,431
BAE Systems plc	617,210	5,801,000
Barclays plc	3,017,062	5,779,378
Barratt Developments plc	195,717	1,200,078
Berkeley Group Holdings plc *	21,505	1,114,464
BP plc	3,793,179	18,564,820
British American Tobacco plc	437,280	17,134,228
British Land Co. plc (The), REIT	179,527	1,079,450
BT Group plc	1,678,953	3,314,799
Bunzl plc	64,579	2,423,694
Burberry Group plc	77,488	1,703,463
Centrica plc *	1,136,501	1,217,760
CK Hutchison Holdings Ltd.	511,000	3,389,606
CNH Industrial NV	190,635	2,455,888
Coca-Cola Europacific Partners plc	38,478	2,082,429
Compass Group plc	341,722	8,008,754
ConvaTec Group plc (a)	306,821	855,567
Croda International plc	27,284	2,495,123
Darktrace plc *	59,820	274,671
DCC plc	19,399	1,266,548
Dechra Pharmaceuticals plc	20,743	933,490
Derwent London plc, REIT	21,491	750,296

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Diageo plc	446,227	21,138,604
Direct Line Insurance Group plc	254,695	639,170
DS Smith plc	263,351	938,739
easyJet plc *	108,813	531,467
Entain plc *	112,600	1,656,915
Experian plc	185,569	6,497,195
Halma plc	72,667	2,046,512
Harbour Energy plc	108,883	486,891
Hargreaves Lansdown plc	68,738	711,629
Hiscox Ltd.	67,725	737,439
Howden Joinery Group plc	115,383	952,436
HSBC Holdings plc	3,912,881	24,510,128
Imperial Brands plc	181,710	3,989,685
Informa plc *	287,699	2,092,333
InterContinental Hotels Group plc	35,924	2,129,400
Intermediate Capital Group plc	56,288	1,049,291
Intertek Group plc	30,889	1,650,869
ITV plc	700,064	629,651
J Sainsbury plc	338,092	912,028
JD Sports Fashion plc	478,429	759,919
Johnson Matthey plc	38,079	995,556
Kingfisher plc	385,992	1,221,230
Land Securities Group plc, REIT	143,800	1,285,002
Legal & General Group plc	1,142,736	3,649,350
Lloyds Banking Group plc	13,596,678	7,527,915
London Stock Exchange Group plc	62,011	6,051,820
M&G plc	497,621	1,297,151
Melrose Industries plc	836,883	1,647,371
National Grid plc	741,913	10,215,851
NatWest Group plc	1,063,202	3,229,218
Next plc	25,442	2,118,093
Ocado Group plc *	137,348	1,411,973
Pearson plc	144,815	1,340,300
Pepco Group NV * (a)	18,623	136,427
Persimmon plc	61,114	1,409,669
Phoenix Group Holdings plc	162,617	1,281,199
Prudential plc	526,213	6,490,516
Reckitt Benckiser Group plc	140,968	11,434,589
RELX plc	379,434	11,234,839
Rentokil Initial plc	356,738	2,355,528
Rightmove plc	167,584	1,310,135
Rolls-Royce Holdings plc *	1,601,567	1,750,416
Royal Mail plc	152,182	525,910
Sage Group plc (The)	210,690	1,815,752
Schroders plc	23,384	848,178
Schroders plc (Non-Voting)	9,703	298,450
Segro plc, REIT	230,149	3,078,932
Severn Trent plc	48,491	1,743,340

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Smith & Nephew plc	169,363	2,171,431
Smiths Group plc	71,991	1,358,629
Spirax-Sarco Engineering plc	14,085	2,055,128
SSE plc (b)	200,632	4,333,330
St. James's Place plc	103,398	1,553,149
Standard Chartered plc	473,857	3,266,151
Tate & Lyle plc	76,865	752,998
Taylor Wimpey plc	698,341	1,086,954
Tesco plc	1,464,105	4,695,585
Travis Perkins plc	43,349	556,369
Unilever plc	503,233	24,508,911
United Utilities Group plc	130,508	1,734,000
Vodafone Group plc	5,129,444	7,559,049
Weir Group plc (The)	49,692	1,016,142
Whitbread plc	38,549	1,227,009
Wise plc, Class A *	80,337	462,338
WPP plc	232,486	2,509,081
		360,271,295
United States — 3.5%
Avast plc (a)	124,830	706,884
Carnival plc *	30,177	243,332
Ferguson plc	44,440	5,590,497
GSK plc	767,008	16,114,999
James Hardie Industries plc, CHDI	85,239	2,105,123
QIAGEN NV *	44,182	2,214,262
Roche Holding AG	134,469	44,644,315
Roche Holding AG	5,097	2,077,867
Schneider Electric SE	108,963	15,070,017
Sinch AB * (a) (b)	132,158	335,071
Stellantis NV	426,003	6,117,515
Swiss Re AG	55,299	4,149,463
Tenaris SA	88,124	1,233,212
		100,602,557
Total Common Stocks (Cost $2,865,469,164)		2,865,318,697
	NO. OF RIGHTS
Rights — 0.0% ^
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd., expiring 8/15/2022*(Cost $—)	35,652	99,142
	SHARES
Short-Term Investments — 2.3%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)(Cost $20,379,343)	20,379,343	20,379,343
Investment of Cash Collateral from Securities Loaned — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	40,019,127	39,999,117

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	6,174,813	6,174,813
Total Investment of Cash Collateral from Securities Loaned (Cost $46,171,229)		46,173,930
Total Short-Term Investments (Cost $66,550,572)		66,553,273
Total Investments — 101.3% (Cost $2,932,019,736)		2,931,971,112
Liabilities in Excess of Other Assets — (1.3)%		(37,014,066)
NET ASSETS — 100.0%		2,894,957,046

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $45,599,898.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	9.1%
Banks	8.5
Insurance	4.7
Oil, Gas & Consumable Fuels	4.4
Food Products	3.5
Metals & Mining	3.2
Automobiles	3.2
Chemicals	3.1
Textiles, Apparel & Luxury Goods	3.0
Machinery	3.0
Semiconductors & Semiconductor Equipment	2.7
Capital Markets	2.6
Beverages	2.0
Health Care Equipment & Supplies	1.9
Diversified Telecommunication Services	1.9
Electric Utilities	1.8
Personal Products	1.8
Trading Companies & Distributors	1.8
Electrical Equipment	1.8
Professional Services	1.6
IT Services	1.6
Real Estate Management & Development	1.5
Industrial Conglomerates	1.5
Electronic Equipment, Instruments & Components	1.5
Food & Staples Retailing	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Aerospace & Defense	1.3
Hotels, Restaurants & Leisure	1.2
Household Durables	1.2
Software	1.2
Wireless Telecommunication Services	1.2
Building Products	1.1
Biotechnology	1.0
Tobacco	1.0
Others (each less than 1.0%)	13.9
Short-Term Investments	2.3

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	297	09/16/2022	USD	29,006,505	1,783,660

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$245,472,887	$—	$245,472,887
Austria	283,956	8,407,369	—	8,691,325

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Belgium	$416,907	$24,637,292	$—	$25,054,199
Brazil	—	1,288,281	—	1,288,281
Chile	—	939,705	—	939,705
China	—	21,760,984	—	21,760,984
Denmark	—	75,622,593	—	75,622,593
Finland	—	36,845,729	—	36,845,729
France	—	280,425,616	—	280,425,616
Germany	—	199,781,661	—	199,781,661
Hong Kong	401,132	68,684,483	—	69,085,615
Ireland	—	15,409,064	—	15,409,064
Israel	—	15,398,810	—	15,398,810
Italy	—	55,399,834	—	55,399,834
Japan	—	695,176,182	—	695,176,182
Jordan	—	728,297	—	728,297
Luxembourg	—	5,082,180	—	5,082,180
Macau	—	3,363,371	—	3,363,371
Mexico	—	319,377	—	319,377
Netherlands	201,084	152,993,609	—	153,194,693
New Zealand	—	6,590,899	—	6,590,899
Norway	—	25,815,868	—	25,815,868
Poland	—	7,221,252	—	7,221,252
Portugal	—	4,987,361	—	4,987,361
Russia	—	—	4,807	4,807
Singapore	123,212	40,178,094	—	40,301,306
South Africa	—	9,253,596	—	9,253,596
South Korea	—	1,762,199	—	1,762,199
Spain	—	67,680,850	—	67,680,850
Sweden	927,798	98,435,949	—	99,363,747
Switzerland	1,565,423	230,857,134	—	232,422,557
United Arab Emirates	—	—	—	—
United Kingdom	2,082,429	358,188,866	—	360,271,295
United States	706,884	99,895,673	—	100,602,557
Total Common Stocks	6,708,825	2,858,605,065	4,807	2,865,318,697
Rights	99,142	—	—	99,142
Short-Term Investments
Investment Companies	20,379,343	—	—	20,379,343
Investment of Cash Collateral from Securities Loaned	46,173,930	—	—	46,173,930
Total Short-Term Investments	66,553,273	—	—	66,553,273
Total Investments in Securities	$73,361,240	$2,858,605,065	$4,807	$2,931,971,112
Appreciation in Other Financial Instruments
Futures Contracts	$1,783,660	$—	$—	$1,783,660
There were no significant transfers into or out of level 3 for the period ended July 31, 2022.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$30,493,852	$216,500,000	$207,000,000	$2,564	$2,701	$39,999,117	40,019,127	$122,382	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	20,389,345	191,737,039	191,747,041	—	—	20,379,343	20,379,343	44,707	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	4,253,477	253,934,278	252,012,942	—	—	6,174,813	6,174,813	37,873	—
Total	$55,136,674	$662,171,317	$650,759,983	$2,564	$2,701	$66,553,273		$204,962	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.